RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
T rip.com Group Limited (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai CREATER Industrial Co., Ltd. (“CREATER”)	Staged office space company	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
China Hospitality JV, Ltd. (“China Hospitality JV”)	Property management company	Equity method investee of the Group
Smart Lodging Group (Cayman) Limited(“Smart Lodging”)	Hotel chain	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd.(“Lianquan”)	Hotel management company	Equity method investee of the Group

Schedule of amounts due from related parties

	As of December 31,
	2018	2019
Sheen Star	44	52
CREATER	40	—
Zhuchuang	—	27
Ctrip	34	16
Cjia Group	23	16
Accor	2	1
Lianquan	—	50
Others	33	20

Total	176	182

Schedule of amounts due to related party

	As of December 31,
	2018	2019
Ctrip	25	33
China Hospitality JV	25	25
Accor	8	11
Cjia Group	7	17
Others	10	9

Total	75	95

Schedule of significant related party transactions

	Years Ended December 31,
	2017	2018	2019
Commission expenses to Ctrip	77	61	72
Lease expenses to Ctrip	—	18	18
Brand use fee, reservation fee and other related service fee to Accor	11	18	28
Marketing and training fee from Ctrip	24	12	41
Service fee from Accor	8	14	9
Service fee from China Hospitality JV	—	10	6
Service fee from Sheen Star	—	2	4
Goods sold and service provided to Cjia Group	8	30	21
Sub l ease income from Cjia Group	—	—	14
Service fee to Cjia Group	—	—	6
Sub l ease income from Lianquan	—	—	7
Interest income from Sheen Star	—	—	8
Interest income from CREATER	—	10	6
Loan payment to Cjia Group	85	—	—
Loan payment to CREATER	27	—	—
Loan from Cjia Group	—	103	—
Loan payment to Smart Lodging	—	—	30
Loan payment to Lianquan	—	—	32